American Century Investments®
Quarterly Portfolio Holdings
Small Cap Dividend Fund
June 30, 2024

Small Cap Dividend - Schedule of Investments
JUNE 30, 2024 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.2%
Aerospace and Defense — 0.9%
Park Aerospace Corp.	5,747	78,619
Banks — 20.3%
City Holding Co.	333	35,381
Columbia Banking System, Inc.	8,075	160,612
CVB Financial Corp.	7,609	131,179
First Interstate BancSystem, Inc., Class A	4,565	126,770
First Merchants Corp.	1,083	36,053
FNB Corp.	14,344	196,226
Home BancShares, Inc.	7,534	180,515
Old National Bancorp	8,179	140,597
Pacific Premier Bancorp, Inc.	6,400	147,008
Popular, Inc.	2,291	202,593
Provident Financial Services, Inc.	3,008	43,165
United Bankshares, Inc.	4,127	133,880
Valley National Bancorp	2,396	16,724
Webster Financial Corp.	4,084	178,021
		1,728,724
Building Products — 2.1%
Fortune Brands Innovations, Inc.	788	51,173
Tecnoglass, Inc.	2,611	131,020
		182,193
Capital Markets — 2.5%
Carlyle Group, Inc.	536	21,520
Marex Group PLC(1)	2,985	59,700
Marex Group PLC(1)	1,467	29,340
Patria Investments Ltd., Class A	8,345	100,641
		211,201
Chemicals — 1.5%
Avient Corp.	2,476	108,078
Mativ Holdings, Inc.	1,317	22,336
		130,414
Commercial Services and Supplies — 2.1%
Brink's Co.	1,720	176,128
Containers and Packaging — 3.2%
Graphic Packaging Holding Co.	7,569	198,383
Sonoco Products Co.	1,548	78,515
		276,898
Diversified Consumer Services — 0.3%
H&R Block, Inc.	468	25,380
Electric Utilities — 0.7%
ALLETE, Inc.	942	58,731
Electronic Equipment, Instruments and Components — 3.3%
Avnet, Inc.	2,696	138,817
Vishay Intertechnology, Inc.	6,431	143,411
		282,228
Energy Equipment and Services — 2.6%
ChampionX Corp.	6,676	221,710
Financial Services — 4.0%
Compass Diversified Holdings	5,913	129,435

Enact Holdings, Inc.	826	25,325
EVERTEC, Inc.	5,695	189,359
		344,119
Food Products — 0.2%
WK Kellogg Co.	1,234	20,312
Gas Utilities — 1.0%
Southwest Gas Holdings, Inc.	1,228	86,427
Ground Transportation — 1.4%
Proficient Auto Logistics, Inc.(1)(2)	7,203	115,680
Health Care Equipment and Supplies — 1.8%
Embecta Corp.	9,101	113,763
Utah Medical Products, Inc.	636	42,491
		156,254
Health Care Providers and Services — 1.1%
Patterson Cos., Inc.	3,756	90,595
Health Care REITs — 1.4%
American Healthcare REIT, Inc.	4,085	59,682
CareTrust REIT, Inc.	2,454	61,595
		121,277
Hotel & Resort REITs — 1.3%
Ryman Hospitality Properties, Inc.	1,089	108,747
Hotels, Restaurants and Leisure — 0.9%
Red Rock Resorts, Inc., Class A	1,324	72,727
Household Products — 1.8%
Spectrum Brands Holdings, Inc.	1,735	149,089
Industrial REITs — 1.5%
Terreno Realty Corp.	2,205	130,492
Insurance — 5.0%
Axis Capital Holdings Ltd.	3,147	222,336
Fidelis Insurance Holdings Ltd.	7,710	125,750
Hamilton Insurance Group Ltd., Class B(1)	2,174	36,197
RenaissanceRe Holdings Ltd.	182	40,679
		424,962
Leisure Products — 2.1%
Brunswick Corp.	1,191	86,669
Polaris, Inc.	1,196	93,659
		180,328
Machinery — 7.4%
Atmus Filtration Technologies, Inc.(1)	4,639	133,513
IMI PLC	2,996	66,575
Kennametal, Inc.	3,886	91,476
Luxfer Holdings PLC	13,251	153,579
Timken Co.	2,320	185,902
		631,045
Media — 2.8%
Cable One, Inc.(2)	304	107,616
Entravision Communications Corp., Class A	20,310	41,229
John Wiley & Sons, Inc., Class A	2,047	83,313
Townsquare Media, Inc., Class A	608	6,664
		238,822
Multi-Utilities — 0.8%
Northwestern Energy Group, Inc.	1,284	64,303
Oil, Gas and Consumable Fuels — 9.3%
Chord Energy Corp.	809	135,653
Crescent Energy Co., Class A	12,220	144,807

Hess Midstream LP, Class A		4,238	154,433
Mach Natural Resources LP		5,689	108,205
TXO Partners LP		12,533	252,665
			795,763
Professional Services — 3.0%
Public Policy Holding Co., Inc.		35,615	61,248
Science Applications International Corp.		823	96,744
UL Solutions, Inc., Class A		2,393	100,961
			258,953
Residential REITs — 1.0%
UMH Properties, Inc.		5,154	82,412
Retail REITs — 0.4%
Kite Realty Group Trust		1,690	37,822
Semiconductors and Semiconductor Equipment — 1.4%
Kulicke & Soffa Industries, Inc.		2,391	117,613
Specialized REITs — 0.5%
EPR Properties		1,023	42,945
Specialty Retail — 1.3%
Penske Automotive Group, Inc.		736	109,679
Textiles, Apparel and Luxury Goods — 2.5%
Ralph Lauren Corp.		257	44,990
Tapestry, Inc.		3,871	165,640
			210,630
Tobacco — 0.8%
Turning Point Brands, Inc.		2,226	71,432
Trading Companies and Distributors — 2.0%
Applied Industrial Technologies, Inc.		641	124,354
Karat Packaging, Inc.		1,462	43,246
			167,600
TOTAL COMMON STOCKS (Cost $7,591,683)			8,202,254
PREFERRED STOCKS — 1.2%
Financial Services — 1.2%
Compass Diversified Holdings, 7.875% (Cost $98,015)		4,037	99,108
CONVERTIBLE BONDS — 0.1%
Building Products — 0.1%
DIRTT Environmental Solutions, 6.00%, 1/31/26 (Cost $13,583)	CAD	19,000	10,035
SHORT-TERM INVESTMENTS — 5.0%
Money Market Funds — 5.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class		203,421	203,421
State Street Navigator Securities Lending Government Money Market Portfolio(3)		228,670	228,670
TOTAL SHORT-TERM INVESTMENTS (Cost $432,091)			432,091
TOTAL INVESTMENT SECURITIES — 102.5% (Cost $8,135,372)			8,743,488
OTHER ASSETS AND LIABILITIES — (2.5)%			(217,302)
TOTAL NET ASSETS — 100.0%			$8,526,186

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	110,747	GBP	87,213	Goldman Sachs & Co.	9/27/24	$430

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
GBP	–	British Pound
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $223,296. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $228,670.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$8,074,431	$127,823	—
Preferred Stocks	99,108	—	—
Convertible Bonds	—	10,035	—
Short-Term Investments	432,091	—	—
	$8,605,630	$137,858	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$430	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.